FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized losses (gains) recognized in earnings related to outstanding loans held at period end	$ 16,092		$ (1,669)		$ 1,792
Tower's loans (including current maturities) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value	77,029	[1]	108,685
Loan repayment	(18,200)	[1]	(30,000)
Total changes in fair value recognized in earnings	16,126	[1]	(1,656)
Ending balance - at fair value	74,955	[1]	77,029	[1]	108,685
Unrealized losses (gains) recognized in earnings related to outstanding loans held at period end	13,219	[1]	(1,274)
Others [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value	$ 34		$ 47
Loan repayment
Total changes in fair value recognized in earnings	$ (34)		$ (13)
Ending balance - at fair value			34		$ 47
Unrealized losses (gains) recognized in earnings related to outstanding loans held at period end			$ (13)

[1]	Includes only loans under Tower's Facility Agreement with the Israeli Banks.